Capital and funding	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Capital and funding
15. Capital and funding

Ordinary shares Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.
Share-based compensation The Group operates a number of share-based compensation plans involving awards of ordinary shares. Full details of these plans are given in note 4C on pages 131 and 132.
Unification reserve The Group recognised a separate Unification Reserve within Equity as a result of PLC Share Premium that arose from Unification.
Other reserves Other reserves include the fair value reserve, the foreign currency translation reserve, the capital redemption reserve and treasury shares.
Shares held by employee share trusts and group companies
An employee share trust and group companies purchase and hold shares to satisfy performance shares granted and other share awards (see note 4C). The assets and liabilities of the trust and shares held by the trust and group companies are included in the consolidated financial statements. The book value of shares held is deducted from other reserves, and the trust’s borrowings are included in the Group’s liabilities. The costs of the trust are included in the results of the Group. The shares held by the trust and group companies are excluded from the calculation of earnings per share.

Financial liabilities
Financial liabilities are initially recognised at fair value, less any directly related transaction costs. When bonds are designated as being part of a fair value hedge relationship, in those cases bonds are carried at amortised cost, adjusted for the fair value of the risk being hedged, with changes in value shown in profit and loss. Other financial liabilities, excluding derivatives, are subsequently carried at amortised cost, with the exception of:
▪financial liabilities which the Group has elected to measure at fair value through profit or loss;
▪derivative financial liabilities – see note 16 on page 149; and
▪contingent consideration recognised by an acquirer in a business combination to which IFRS 3 applies. Such contingent consideration is subsequently measured at fair value through profit or loss.

Lease liabilities
Lease liabilities are initially measured at the present value of the lease payments that are not yet paid at the start of the lease term. This is discounted using an appropriate borrowing rate determined by the Group, where none is readily available in the lease contract. The lease liability is subsequently reduced by cash payments and increased by interest costs. The lease liability is remeasured when the Group assesses that there will be a change in the amount expected to be paid during the lease term.

The Group’s Treasury activities are designed to:
▪maintain a competitive balance sheet in line with at least A/A2 rating (see below);
▪secure funding at lowest costs for the Group’s operations, M&A activity and external dividend payments (see below);
▪protect the Group’s financial results and position from financial risks (see note 16);
▪maintain market risks within acceptable parameters, while optimising returns (see note 16); and
▪protect the Group’s financial investments, while maximising returns (see note 17).
The Treasury department provides central deposit-taking, funding and foreign exchange management services for the Group’s operations. The department is governed by standards and processes which are approved by Unilever Leadership Executive (ULE). In addition to guidelines and exposure limits, a system of authorities and extensive independent reporting covers all major areas of activity. Performance is monitored closely by senior management. Reviews are undertaken periodically by corporate audit.
Key instruments used by the Treasury department are:
▪short-term and long-term borrowings;
▪cash and cash equivalents; and
▪plain vanilla derivatives, including cross-currency interest rate swaps and foreign exchange contracts.
The Treasury department maintains a list of approved financial instruments. The use of any new instrument must be approved by the Chief Financial Officer. The use of leveraged instruments is not permitted.
Unilever considers the following components of its balance sheet to be managed capital:
▪total equity – retained profit, other reserves, share capital, share premium, non-controlling interests (notes 15A and 15B);
▪short-term debt – current financial liabilities (note 15C); and
▪long-term debt – non-current financial liabilities (note 15C).
The Group manages its capital so as to safeguard its ability to continue as a going concern and to optimise returns to our shareholders through an appropriate balance of debt and equity. The capital structure of the Group is based on management’s judgement of the appropriate balance of key elements in order to meet its strategic and day-to-day needs. We consider the amount of capital in proportion to risk and manage the capital structure in light of changes in economic conditions and the risk characteristics of the underlying assets.
Our current long-term credit rating is A+/A1 and our short-term credit rating is A1/P1. We aim to maintain a competitive balance sheet which we consider to be the equivalent of a credit rating of at least A/A2 in the long term. This provides us with:
▪appropriate access to the debt and equity markets;
▪ sufficient flexibility for acquisitions;
▪sufficient resilience against economic and financial uncertainty while ensuring ample liquidity; and
▪optimal weighted average cost of capital, given the above constraints.
Unilever monitors the qualitative and quantitative factors utilised by the rating agencies. This information is publicly available and is updated by the credit rating agencies on a regular basis.
15A. Share capital

	2021	2020
Unilever PLC	£ million	£ million
PLC ordinary shares of 3 1/9 p each(a)	81.8	36.4
Shares issued to NV shareholders(b)	—	45.4
	81.8	81.8

Unilever Group	€ million	€ million
Euro equivalent in millions(c)	92	92
(a)At 31 December 2021, 2,629,243,772 of PLC ordinary shares were in issue. No NV shares were in issue, with NV shares and PLC deferred stock cancelled before Unification in 2020. At 31 December 2020, 2,629,243,772 of PLC ordinary shares were in issue.
(b) As a result of Unification during 2020, the shareholders of NV were issued 1,460,713,122 PLC ordinary shares, and all NV shares in issue were cancelled.
(c) The ordinary share capital of PLC is translated using the conversion rate as at the date of Unification of £1 = €1.121.
15B. Equity
Basis of consolidation
Unilever is the majority shareholder of all material subsidiaries and has control in all cases. Information in relation to significant subsidiaries is provided on page 166.
Subsidiaries with significant non-controlling interests
Unilever has one subsidiary company which has a material non-controlling interest, Hindustan Unilever Limited (HUL). Summary financial information in relation to HUL is shown below.

	€ million	€ million
HUL balance sheet as at 31 December	2021	2020
Non-current assets	6,616	6,173
Current assets	1,454	1,258
Current liabilities	(1,212)	(1,127)
Non-current liabilities	(1,231)	(1,139)
HUL comprehensive income for the year ended 31 December
Turnover	5,581	4,957
Profit after tax	977	866
Total comprehensive income	1,334	374

	€ million	€ million
HUL cash flow for the year ended 31 December	2021	2020
Net increase/(decrease) in cash and cash-equivalents	(176)	48

HUL non-controlling interest
1 January	(1,978)	(328)
Share of (profit)/loss for the year ended 31 December	(372)	(319)
Other comprehensive income	(3)	3
Dividend paid to the non-controlling interest	326	392
Currency translation	(131)	192
Net gain arising from Horlicks acquisition	—	(1,918)
Other movements in equity	12	—
31 December	(2,146)	(1,978)
15B. Equity continued
Analysis of other reserves

	€ million	€ million	€ million
	Total 2021	Total 2020	Total 2019
Fair value reserves - see following table	502	250	110
Currency retranslation of group companies - see following table	(6,043)	(7,068)	(4,712)
Adjustment on translation of PLC's ordinary capital(a)	—	—	(148)
Capital redemption reserve	21	21	37
Book value of treasury shares - see following table	(388)	(483)	(703)
Repurchase of shares	(3,018)	—	—
Other(b)	(284)	(202)	(158)
	(9,210)	(7,482)	(5,574)
(a)Prior to Unification, a conversion rate of £1 =€5.143 was used in accordance with the Equalisation Agreement, which ceased to exist as a result of Unification. The ordinary share capital of PLC is now translated using the conversion rate at 29 November 2020 of £1 = €1.121. The difference between the conversion rates was released through other reserves as presented in the 'Other effects of Unification' line in the Statement of Changes in Equity.
(b)Relates primarily to options to purchase non-controlling interest in subsidiaries.

Unilever acquired 62,976,145 of its own shares (2020: nil) through purchases on stock exchanges during the year. Out of the 7,266,666 shares held as treasury shares in connection with share-based compensation plans and which formed part of other reserves as at 29 November 2020, 5,884,511 shares were transferred to an employee share trust at their carrying value, prior to Unification. The shares held by the employee share trust are shown as a deduction from other reserves.
At 31 December 2021, 4,453,244 shares were held by employee share ownership trust and 847,914 shares were held by other group companies in connection with share-based compensation plans. The total number of treasury shares held in connection with share-based compensation plans at 31 December 2020 was 7,266,666 shares. (See note 4C on pages 131 and 132).

	€ million	€ million
Treasury shares – movements during the year	2021	2020
1 January	(483)	(703)
Repurchase of shares	(3,018)	—
Other purchases and utilisations	95	220
31 December(a)	(3,406)	(483)
(a)Shortly before Unification in 2020, 4,523,367 NV and PLC ordinary shares, 892,155 NV NYRSs and 468,989 PLC ADSs held by NV in connection with share-based compensation plans were transferred to an employee share ownership trust at their carrying value. See note 4C for details.

	€ million	€ million
Currency retranslation reserves – movements during the year	2021	2020
1 January	(7,068)	(4,712)
Currency retranslation of group companies net assets and liabilities during the year	176	(1,490)
Movement in net investment hedges and exchange differences in net investments in foreign operations	849	(866)
31 December	(6,043)	(7,068)

	€ million	€ million
Fair value reserves – movements during the year	2021	2020
1 January	250	110
Movements in Other comprehensive income, net of tax
Gains/(losses) on equity instruments	147	68
Gains/(losses) on cash flow hedges	276	62
Hedging gains/(losses) transferred to non-financial assets	(171)	10
31 December	502	250
Refer to the consolidated statement of comprehensive income on page 114, the consolidated statement of changes in equity on page 115, and note 6C on page 135.
Remeasurement of defined benefit pension plans net of tax

	€ million	€ million
	2021	2020
1 January	(931)	(1,146)
Movement during the year	1,734	215
31 December	803	(931)
Refer to the consolidated statement of comprehensive income on page 114, the consolidated statement of changes in equity on page 115, note 4B from pages 125 to 131 and note 6C on page 135.
Currency retranslation gains/(losses) – movements during the year

	€ million	€ million
	2021	2020
1 January	(7,674)	(5,084)
Currency retranslation during the year:
Other reserves	1,025	(2,356)
Retained profit	3	(22)
Non-controlling interest	149	(212)
31 December	(6,497)	(7,674)
15C. Financial liabilities

	€ million	€ million	€ million	€ million	€ million	€ million
Financial liabilities(a)	Current 2021	Non-Current 2021	Total 2021	Current 2020	Non-Current 2020	Total 2020
Bank loans and overdrafts(b)	383	19	402	407	4	411
Bonds and other loans	6,313	21,308	27,621	3,499	21,086	24,585
Lease liabilities	365	1,284	1,649	380	1,391	1,771
Derivatives	85	99	184	58	257	315
Other financial liabilities(c)	106	171	277	117	106	223
	7,252	22,881	30,133	4,461	22,844	27,305
(a)For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
(b)Bank loans and overdrafts include Nil (2020: €2.6 million) of secured liabilities.
(c)Includes options and financial liabilities to acquire non-controlling interests in Myanmar, USA, Japan, Italy and Hong Kong refer to note 21.
Reconciliation of liabilities arising from financing activities

			Non-cash movement

Movements in 2021 and 2020	Opening balance at 1 January	Cash movement	Business acquisi- tions/ disposals	Foreign exchange changes	Fair value changes	Other movements(c)	Closing balance at 31 December
	€ million	€ million	€ million	€ million	€ million	€ million	€ million
2021
Bank loans and overdrafts(a)	(411)	(16)	(2)	—	—	27	(402)
Bonds and other loans(a)	(24,585)	(1,877)	—	(1,145)	37	(51)	(27,621)
Lease liabilities(b)	(1,771)	471	(5)	(65)	—	(279)	(1,649)
Derivatives	(315)	—	—	(3)	124	10	(184)
Other financial liabilities(a)	(223)	—	—	13	—	(67)	(277)
Total	(27,305)	(1,422)	(7)	(1,200)	161	(360)	(30,133)

2020
Bank loans and overdrafts(a)	(853)	386	(1)	54	—	3	(411)
Bonds and other loans(a)	(25,032)	(658)	—	1,131	10	(36)	(24,585)
Lease liabilities(b)	(1,919)	473	(27)	142	—	(440)	(1,771)
Derivatives	(270)	—	—	—	(45)	—	(315)
Other financial liabilities(a)	(183)	—	—	(2)	20	(58)	(223)
Total	(28,257)	201	(28)	1,325	(15)	(531)	(27,305)
(a)These cash movements are included within the following lines in the consolidated cash flow statement: net change in short-term borrowings, additional financial liabilities and repayment of financial liabilities. The difference of €39 million (2020: €10 million) represents cash movements in overdrafts that are not included in financing cash flows.
(b)Lease liabilities cash movement is included within capital element of lease payments in the consolidated cash flow statement. The difference of €7 million (2020: €30 million) represents gain or loss from termination and modification of lease contracts.
(c)Other movements includes financial liabilities of €80 million (2020: nil), classified as held for sale, refer note 22 for further details.
15C. Financial liabilities continued
Analysis of bonds and other loans

	€ million	€ million
	Total 2021	Total 2020
Unilever PLC
1.125% Notes 2022 (£)	417	387
1.375% Notes 2024 (£)	298	276
1.875% Notes 2029 (£)	296	274
1.500% Notes 2026 (£)	592	550
1.500% Notes 2039 (€)	647	646
Commercial Paper (£)	238	—
Total PLC	2,488	2,133
Other group companies
The Netherlands
1.625% Notes 2033 (€)	793	793
0.500% Notes 2022 (€)	750	749
1.375% Notes 2029 (€)	745	744
1.125% Bonds 2027 (€)	697	697
1.125% Bonds 2028 (€)	695	695
0.875% Notes 2025 (€)	648	648
0.500% Bonds 2025 (€)	646	645
1.375% Notes 2030 (€)	644	643
0.375% Notes 2023 (€)	600	599
1.000% Notes 2027 (€)	598	598
1.000% Notes 2023 (€)	499	498
0.000% Notes 2021 (€)	—	499
0.500% Notes 2023 (€)	499	498
0.500% Notes 2024 (€)	497	496
1.250% Notes 2025 (€)	999	999
1.750% Notes 2030 (€)	995	994
Commercial Paper (US $)	1,320	—
Switzerland
Other	27	16
United States
4.250% Notes 2021 (US $)	—	812
5.900% Bonds 2032 (US $)	875	809
2.900% Notes 2027 (US $)	873	803
2.200% Notes 2022 (US $)	750	689
3.500% Notes 2028 (US $)	697	641
2.000% Notes 2026 (US $)	612	563
3.125% Notes 2023 (US $)	484	445
3.000% Notes 2022 (US $)	441	406
3.250% Notes 2024 (US $)	440	404
3.100% Notes 2025 (US $)	439	403
2.600% Notes 2024 (US $)	439	404
3.500% Bonds 2028 (US $)	437	402
2.750% Bonds 2021 (US $)	—	324
3.375% Notes 2025 (US $)	307	283
7.250% Bonds 2026 (US $)	259	238
6.625% Bonds 2028 (US $)	206	189
5.600% Bonds 2097 (US $)	80	74
2.125% Notes 2029 (US $)	743	683
2.600% Notes 2024 (US $)	448	415
1.375% Notes 2030 (US $)(a)	409	395
0.375% Notes 2023 (US $)	441	405
0.626% Notes 2024 (US $)	441	—
2.625% Notes 2051 (US $)	563	—
1.750% Notes 2031 (US $)(a)	727	—
Commercial Paper (US $)	2,370	1,848
Other countries	—	6
Total other group companies	25,133	22,452
Total bonds and other loans	27,621	24,585
(a)1.375% Notes 2030 (US $) includes €(31) million (2020: €(10) million) and 1.750% Notes 2031 (US $) includes €(16) million (2020: Nil) fair value adjustment following the fair value hedge accounting of fixed-for-floating interest rate swaps.
Information in relation to the derivatives used to hedge bonds and other loans within a fair value hedge relationship is shown in note 16.